GOODWILL - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Goodwill	$ 5,218	$ 2,411
Infrastructure services
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, goodwill	261
Goodwill	470	760
Business services
Disclosure of operating segments [line items]
Impairment loss recognised in profit or loss, goodwill	157
Goodwill	2,514	1,306
Teekay Offshore Partners L.P.
Disclosure of operating segments [line items]
Goodwill	$ 286	$ 547